Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 60,051	$ 324,935	$ 4,478
Accounts receivable	822,144
Inventory	8,301
Prepaid expenses and other current assets	12,624	1,500
Total current assets	903,120	326,435
Property and equipment, net	92,871
Operating lease right-of-use assets, net	413,945
Other noncurrent assets:
Intellectual property, net of accumulated amortization	3,456,111	1,788,333
Deposits	20,944
Goodwill	1,574,189
Total assets	6,461,180	2,114,768	4,478
Current liabilities:
Accounts payable	361,637	88,627	84,719
Payroll liabilities	15,911
Accrued consulting expense	87,500	87,500
Deferred revenues	927,495	28,951
Interest payable	87,949	43,394
Note payable		600,000
Convertible notes payable, net of unamortized discount	1,311,292	161,227	125,000
Derivative liability	2,513,072	12,447,109	295,800
Due to related party	1,313,333	287,084	106,329
License fee payable	1,135,709
Operating lease liability	73,565
Finance lease liability	30,633
Contingent liability	80,000	520,000
Total current liabilities	7,938,096	14,263,892	611,848
Long-term liabilities:
Convertible notes payable, net of unamortized discount		158,250
Finance lease liability	55,502
Operating lease liability, net of current portion	395,244
Total liabilities	8,388,842	14,422,142	611,848
Stockholders' deficit
Preferred stock, value	1	1	1,000
Common stock, value	9,947	6,816	3,947,677
Additional paid-in capital	15,038,604	8,689,353	1,356,164
Accumulated deficit	(16,976,214)	(21,003,544)	(5,912,211)
Total stockholders' deficit	(1,927,662)	(12,307,374)	(607,370)
Total liabilities and stockholders' deficit	$ 6,461,180	$ 2,114,768	$ 4,478